Income Taxes (Details 3) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012	Dec. 31, 2011
Income Taxes
Tax loss carry forwards	$ 13,300	80,226
Reconciliation of the PRC statutory tax rate to the effective tax rate
PRC statutory tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%
Effect of different tax rate of Group entities operating in other jurisdictions or under different tax status (as a percent)	7.90%	7.90%	7.10%	15.00%
Tax effect of non-deductible expenses, net (as a percent)	3.60%	3.60%	1.00%	6.50%
Effect of tax holidays (as a percent)	(18.70%)	(18.70%)	(17.40%)
Effect of change in valuation allowance (as a percent)	12.90%	12.90%	11.30%	18.10%
One time tax levy (as a percent)	1.50%	1.50%	(37.00%)	57.40%
Others (as a percent)	0.00%	0.00%	0.20%	0.50%
Effective EIT rate (as a percent)	32.20%	32.20%	(9.80%)	122.50%